DESCRIPTION OF PLAN - Schedule of Participant's Employer Contribution Vesting (Details)	12 Months Ended
Dec. 31, 2025
Less than 2
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	0.00%
2 or more
EBP, Description of Plan [Line Items]
Applicable Non-Forfeitable Percentage	10000.00%